Note 2 - New Accounting Pronouncements	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
NOTE
2
- NEW ACCOUNTING PRONOUNCEMENTS

In
May 2014,
the FASB issued ASU
2014
-
09,
Revenue from Contracts with Customers (Topic
606
): Summary and Amendments that Create Revenue from Contracts with Customers (Topic
606
) and Other Assets and Deferred Costs—Contracts with Customers (Subtopic
340
-
40
). The guidance in this update supersedes the revenue recognition requirements in ASC Topic
605,
Revenue Recognition, and most industry-specific guidance throughout the industry topics of the Codification.  For public companies, this update was effective for interim and annual periods beginning after
December 15, 2017.
ASU
2014
-
09
does
not
apply to revenues associated with financial instruments, including loans and securities that are accounted for under U.S. GAAP.  The first
quarter adoption of Topic
606
-
2018
 did
not
have a material impact on the Corporation's consolidated financial statements.

In
January 2016,
the FASB issued ASU
2016
-
01,
Recognition and Measurement of Financial Assets and Financial Liabilities, amending ASU Subtopic
825
-
10.
The amendments in this update make targeted improvements to generally accepted accounting principles (GAAP) as follows:
1
) require equity investments to be measured at fair value with changes in fair value recognized in net income;
2
) simplify the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment;
3
) eliminate the requirement to disclose the fair value of financial instruments measured at amortized cost for entities that are not
public business entities;
4
) eliminate the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet;
5
) require public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes;
6
) require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments;
7
) require separate presentation of financial assets and financial liabilities by measurement category and form of financial asset on the balance sheet or the accompanying notes to the financial statements; and
8
) clarify that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets. The amendments in this update were effective for fiscal years beginning after
December 15, 2017.
This guidance did
not
have a material impact on the Corporation's consolidated financial statements.

In
February 2016,
the FASB issued ASU
No.
2016
-
02,
Leases (Topic
842
).  The ASU requires a lessee to recognize on the balance sheet assets and liabilities for leases with lease terms of more than
12
months.  Consistent with current GAAP, the recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee primarily will depend on its classification as a finance or operating lease.  Unlike current GAAP, which requires that only capital leases be recognized on the balance sheet, the ASC requires that both types of leases by recognized on the balance sheet.  For public companies, this update will be effective for interim and annual periods beginning after
December 15, 2018.
Early application is permitted.  The adoption of this guidance is not
expected to have a material impact on the Corporation’s consolidated financial statements.

In
March 2016,
the FASB issued ASU
2016
-
09,
Compensation - Stock Compensation (Topic
718
). ASU
2016
-
09
is intended to simplify the accounting for share-based payment transactions, including income tax consequences, classification of awards as either assets or liabilities and classification in the statement of cash flows. ASU
2016
-
09
 was effective for annual periods beginning after
December 15, 2017
and interim periods within annual periods beginning after
December 15, 2018.
 The adoption of ASU
2016
-
09
 did
not
 have a material impact on the Corporation's December
31,
2018
consolidated financial statements and related disclosures.

In
June 2016,
the FASB issued ASU
2016
-
13,
Financial Instruments Credit Losses (Topic
326
): Measurement of Credit Losses on Financial Instruments. The ASU requires an organization to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Financial institutions and other organizations will now use forward-looking information to better inform their credit loss estimates. Many of the loss estimation techniques applied today will still be permitted, although the inputs to those techniques will change to reflect the full amount of expected credit losses. Organizations will continue to use judgment to determine which loss estimation method is appropriate for their circumstances. Additionally, the ASU amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. For public companies, this update will be effective for interim and annual periods beginning after
December 15, 2020.
Management has begun gathering data and evaluating the process for calculating the allowance for loan losses under the requirements of ASU
2016
-
13,
but has
not
yet determined the expected impact the adoption of ASU
2016
-
13
will have on the consolidated financial statements.

In
January 2017,
the FASB issued ASU
2017
-
04,
Intangibles-Goodwill and Other (Topic
350
): Simplifying the Test for Goodwill Impairment. The guidance in this update eliminates the Step
2
from the goodwill impairment test. For public companies, this update will be effective for interim and annual periods beginning after
December 15, 2019,
with early adoption permitted for interim and annual goodwill impairment test with a measurement date after
January 1, 2017.
The Corporation does
not
expect the guidance will impact its consolidated financial statements.

In
August 2017,
the FASB issued ASU
2017
-
12,
Derivatives and Hedging (Topic
815
): Targeted Improvements to Accounting for Hedging Activities. This ASU better aligns an entity’s risk management activities and financial reporting for hedging relationships through changes to both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results. The amendments in this ASU are effective for reporting periods after
December 15, 2018,
and management does
not
believe the changes will have a material effect on the Corporation's consolidated financial statements.

In
February 2018,
the FASB issued ASU
2018
-
2,
Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. The ASU allows a reclassification from accumulated other comprehensive income (loss) to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act. The ASU is effective for fiscal years beginning after
December 15, 2018
with early adoption permitted. The Corporation elected to early adopt the provisions of ASU
2018
-
2
and recognized a reclassification adjustment of
$24,000
between accumulated other comprehensive loss and retained earnings during the first
quarter of
2018.